                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-8644
                                  ---------------------------------------------

                            Variable Insurance Funds
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

      3435 Stelzer Road, Columbus, OH                         43219
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

BISYS Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  (614) 470-8000
                                                   ----------------------------

Date of fiscal year end:  December 31, 2003
                        --------------------------


Date of reporting period: December 31, 2003
                         -------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

        Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

BB&T GROWTH AND INCOME FUND INCEPTION 6/3/1997

PERFORMANCE OVERVIEW 6/3/1997 - 12/31/2003

[CHART]

GROWTH OF A $10,000 INVESTMENT


                      Growth & Income Variable Insurance Fund
                                 Since Inception
-------------------------------------------------------------
                              6/3/1997       10,000
                             6/30/1997       10,422
                             9/30/1997       11,414
                            12/31/1997       11,996
                             3/31/1998       13,151
                             6/30/1998       12,626
                             9/30/1998       11,592
                            12/31/1998       13,599
                             3/31/1999       12,725
                             6/30/1999       14,432
                             9/30/1999       12,820
                            12/31/1999       13,076
                             3/31/2000       13,137
                             6/30/2000       13,081
                             9/30/2000       13,822
                            12/31/2000       14,181
                             3/31/2001       13,514
                             6/30/2001       14,157
                             9/30/2001       13,215
                            12/31/2001       14,203
                             3/31/2002       14,682
                             6/30/2002       13,117
                             9/30/2002       10,609
                            12/31/2002       11,413
                             3/31/2003       10,837
                             6/30/2003       12,398
                             9/30/2003       12,455
                            12/31/2003       14,109

                                    Russell 1000 Value IX Tr
------------------------------------------------------------------
                              6/3/1997                     $10,000
                             6/30/1997         4.02        $10,402
                             7/31/1997         7.52        $11,184
                             8/31/1997        -3.56        $10,786
                             9/30/1997         6.04        $11,438
                            10/31/1997        -2.79        $11,118
                            11/30/1997         4.42        $11,610
                            12/31/1997         2.92        $11,949
                             1/31/1998        -1.42        $11,779
                             2/28/1998         6.73        $12,572
                             3/31/1998         6.12        $13,341
                             4/30/1998         0.67        $13,431
                             5/31/1998        -1.48        $13,232
                             6/30/1998         1.28        $13,401
                             7/31/1998        -1.76        $13,165
                             8/31/1998       -14.88        $11,206
                             9/30/1998         5.74        $11,850
                            10/31/1998         7.75        $12,768
                            11/30/1998         4.66        $13,363
                            12/31/1998          3.4        $13,817
                             1/31/1999          0.8        $13,928
                             2/28/1999        -1.41        $13,732
                             3/31/1999         2.07        $14,016
                             4/30/1999         9.34        $15,325
                             5/31/1999         -1.1        $15,156
                             6/30/1999          2.9        $15,596
                             7/31/1999        -2.93        $15,139
                             8/31/1999        -3.71        $14,577
                             9/30/1999        -3.49        $14,068
                            10/31/1999         5.76        $14,879
                            11/30/1999        -0.78        $14,763
                            12/31/1999         0.48        $14,834
                             1/31/2000        -3.26        $14,350
                             2/29/2000        -7.43        $13,284
                             3/31/2000         12.2        $14,904
                             4/30/2000        -1.16        $14,732
                             5/31/2000         1.05        $14,886
                             6/30/2000        -4.57        $14,206
                             7/31/2000         1.25        $14,384
                             8/31/2000         5.56        $15,183
                             9/30/2000         0.92        $15,323
                            10/31/2000         2.46        $15,700
                            11/30/2000        -3.71        $15,117
                            12/31/2000        -5.01        $15,875
                             1/31/2001         0.38        $15,935
                             2/28/2001        -2.78        $15,492
                             3/31/2001        -3.53        $14,945
                             4/30/2001          4.9        $15,678
                             5/31/2001         2.25        $16,030
                             6/30/2001        -2.22        $15,674
                             7/31/2001        -0.21        $15,642
                             8/31/2001        -4.01        $15,014
                             9/30/2001        -7.04        $13,957
                            10/31/2001        -0.86        $13,837
                            11/30/2001         5.81        $14,641
                            12/31/2001         2.36        $14,987
                             1/31/2002        -0.77        $14,871
                             2/28/2002         0.16        $14,895
                             3/31/2002         4.73        $15,600
                             4/30/2002        -3.43        $15,065
                             5/31/2002          0.5        $15,140
                             6/30/2002        -5.74        $14,271
                             7/31/2002         -9.3        $12,944
                             8/31/2002         0.76        $13,042
                             9/30/2002       -11.12        $11,592
                            10/31/2002         7.41        $12,451
                            11/30/2002          6.3        $13,235
                            12/31/2002        -4.34        $12,661
                             1/31/2003        -2.42        $12,354
                             2/28/2003        -2.67        $12,024
                             3/31/2003         0.17        $12,045
                             4/30/2003          8.8        $13,105
                             5/31/2003         6.46        $13,951
                             6/30/2003         1.25        $14,126
                             7/31/2003         1.49        $14,336
                             8/31/2003         1.56        $14,560
                             9/30/2003        -0.98        $14,417
                            10/31/2003         6.12        $15,300
                            11/30/2003         1.36        $15,508
                            12/31/2003         6.16        $16,463

                            1 year                          30.03%
                            3 year                           1.22%
                            5 year                           3.57%

Source: Lipper and Bloomberg

                                     S & P 500 Mnthly Reinv
------------------------------------------------------------------
                              6/3/1997                     $10,000
                             6/30/1997         4.82        $10,482
                             7/31/1997         7.95        $11,315
                             8/31/1997         -5.6        $10,682
                             9/30/1997         5.47        $11,266
                            10/31/1997        -3.34        $10,890
                            11/30/1997         4.63        $11,394
                            12/31/1997         1.72        $11,590
                             1/31/1998          1.1        $11,717
                             2/28/1998         7.21        $12,562
                             3/31/1998         5.12        $13,205
                             4/30/1998         1.02        $13,340
                             5/31/1998        -1.72        $13,111
                             6/30/1998         4.06        $13,643
                             7/31/1998        -1.06        $13,498
                             8/31/1998       -14.45        $11,548
                             9/30/1998         6.41        $12,288
                            10/31/1998         8.12        $13,286
                            11/30/1998         6.06        $14,091
                            12/31/1998         5.76        $14,902
                             1/31/1999         4.18        $15,525
                             2/28/1999        -3.11        $15,043
                             3/31/1999            4        $15,644
                             4/30/1999         3.87        $16,250
                             5/31/1999        -2.36        $15,866
                             6/30/1999         5.53        $16,744
                             7/31/1999        -3.11        $16,223
                             8/31/1999         -0.5        $16,142
                             9/30/1999        -2.74        $15,699
                            10/31/1999         6.33        $16,693
                            11/30/1999         2.03        $17,032
                            12/31/1999         5.88        $18,034
                             1/31/2000        -5.02        $17,128
                             2/29/2000        -1.89        $16,805
                             3/31/2000         9.78        $18,448
                             4/30/2000        -3.01        $17,893
                             5/31/2000        -2.05        $17,526
                             6/30/2000         2.46        $17,957
                             7/31/2000        -1.56        $17,677
                             8/31/2000         6.21        $18,775
                             9/30/2000        -5.28        $17,783
                            10/31/2000        -0.42        $17,709
                            11/30/2000        -7.88        $16,313
                            12/31/2000         0.49        $16,393
                             1/31/2001         3.55        $16,975
                             2/28/2001        -9.11        $15,429
                             3/31/2001        -6.33        $14,452
                             4/30/2001         7.76        $15,574
                             5/31/2001         0.67        $15,678
                             6/30/2001        -2.43        $15,297
                             7/31/2001        -0.98        $15,147
                             8/31/2001        -6.25        $14,200
                             9/30/2001        -8.07        $13,054
                            10/31/2001         1.91        $13,304
                            11/30/2001         7.67        $14,324
                            12/31/2001         0.88        $14,450
                             1/31/2002        -1.46        $14,239
                             2/28/2002        -1.93        $13,964
                             3/31/2002         3.76        $14,489
                             4/30/2002        -6.06        $13,611
                             5/31/2002        -0.73        $13,512
                             6/30/2002        -7.12        $12,550
                             7/31/2002        -7.79        $11,572
                             8/31/2002         0.65        $11,648
                             9/30/2002       -10.86        $10,383
                            10/31/2002         8.79        $11,295
                            11/30/2002         5.88        $11,959
                            12/31/2002        -5.87        $11,257
                             1/31/2003        -2.61        $10,964
                             2/28/2003         -1.5        $10,799
                             3/31/2003         0.97        $10,904
                             4/30/2003         8.23        $11,801
                             5/31/2003         5.26        $12,422
                             6/30/2003         1.28        $12,581
                             7/31/2003         1.76        $12,802
                             8/31/2003         1.95        $13,052
                             9/30/2003        -1.06        $12,914
                            10/31/2003         5.65        $13,643
                            11/30/2003         0.88        $13,763
                            12/31/2003         5.24        $14,485

                            1 year                          28.67%
                            3 year                          -4.04%
                            5 year                          -0.57%

AVERAGE ANNUAL RETURNS (INCEPTION 6/3/97)

                                   1 YEAR     5 YEAR   SINCE INCEPTION
----------------------------------------------------------------------
BB&T Growth and Income Fund        23.62%      0.74%        5.37%
----------------------------------------------------------------------
Russell 1000 Value Index           30.03%      3.57%        7.87%
----------------------------------------------------------------------
S&P 500 Index                      28.67%     -0.57%        5.79%
----------------------------------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BB&T GROWTH AND INCOME FUND. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

PORTFOLIO MANAGER

RICK B. JONES, CFA
Senior Vice President - Director, Value Equities
BB&T Asset Management, Inc.


HOW DID THE FUND PERFORM?
For the 12-month period that ended December 31, 2003, the BB&T Growth & Income Variable Insurance Fund provided a total return of 23.62%. In comparison, the Russell 1000 Value Index(1) rose 30.03%, the S&P 500 Index gained 28.67% and the Lipper Growth & Income Variable Annuity-Underlying Fund Index added 27.51%.

WHAT FACTORS CONTRIBUTED TO THE FUND'S RELATIVE UNDERPERFORMANCE?
Guided by our investment discipline, we generally emphasize high-quality, financially strong companies; we stay away from the stocks of low-quality, financially strapped companies. Therefore, with much of the market's advance in 2003 driven by low-quality, high-risk stocks, it's not surprising that the Fund lagged its benchmarks.

The Fund did produce returns that were very strong by historical standards. We saw a nearly perfect environment for equities - interest rates were at 40-year lows, the economy picked up steam as the year progressed and expectations about corporate profitability rose steadily - and stock prices rebounded accordingly. While small, cheap stocks did best, the rally was broad-based across different sectors and market capitalizations. Consequently, the Fund benefited from being fully invested.

From an historical standpoint, it is normal for low-quality stocks to lead at the beginning of a bull market. As the economic recovery matures, we believe investors will once again focus most of their attention on the stocks of high-quality, financially strong companies.

As of December 31, 2003, the portfolio's five largest equity holdings were Kimberely-Clark Corp. (2.6% of the portfolio's assets), Emerson Electric Co. (2.5%), ConocoPhillips (2.5%), BellSouth Corp. (2.3%) and The Walt Disney Co. (2.2%).(2)

Consistent with our objective, we also continued to provide an above-average yield to shareholders. As of December 31, our yield was 2.8%, versus 1.4% for the S&P 500.

WHAT IS YOUR OUTLOOK FOR 2004?
The tailwind behind the market is the economy and the economy is strong. Interest rates are still very low, inflation remains relatively benign - though we are seeing some pressure in raw commodity prices - and productivity levels are very high. One possible bump in the road is that we're not seeing the kind of job growth we would expect at this stage of an economic recovery. But overall productivity is awfully positive for the economy and positive for stocks.

The backdrop for stocks looks pretty positive. However, we need to note that equity valuations are not inexpensive. In fact, valuations are at the high end of historical levels, which leads us to question how much upside remains in the short run. In order for stocks to rise appreciably, corporate earnings will have to grow.

(1) THE PERFORMANCE OF THE BB&T GROWTH AND INCOME FUND IS MEASURED AGAINST THE RUSSELL 1000 VALUE INDEX, WHICH MEASURES THE PERFORMANCE OF THE 1000 LARGEST OF THE 3000 LARGEST U.S. -DOMICILED COMPANIES (BASED ON TOTAL MARKET CAPITALIZATION) WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF FEES FOR THESE SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

(2) THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE.

BB&T GROWTH AND INCOME FUND

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                                                                            FAIR
   SHARES                                                                   VALUE
------------                                                           ---------------
COMMON STOCKS (95.9%):
              AEROSPACE & DEFENSE (1.4%):
      45,000  Raytheon Co.                                             $     1,351,800
                                                                       ---------------
              BANKS (12.0%):
      21,000  Bank of America Corp.                                          1,689,030
      20,000  Bank One Corp.                                                   911,800
      37,000  Northern Trust Corp.                                           1,717,540
      34,000  PNC Financial Services Group                                   1,860,820
      23,000  SunTrust Banks, Inc.                                           1,644,500
      44,000  Washington Mutual, Inc.                                        1,765,280
      31,000  Wells Fargo & Co.                                              1,825,590
                                                                       ---------------
                                                                            11,414,560
                                                                       ---------------
              CHEMICALS (1.8%):
      17,000  Air Products & Chemicals, Inc.                                   898,110
      18,000  E.I. DuPont de Nemours & Co.                                     826,020
                                                                       ---------------
                                                                             1,724,130
                                                                       ---------------
              COMMERCIAL SERVICES & SUPPLIES (2.0%):
      46,000  Pitney Bowes, Inc.                                             1,868,520
                                                                       ---------------
              COMPUTERS & PERIPHERALS (2.7%):
      60,200  Hewlett-Packard Co.                                            1,382,794
      12,800  IBM Corp.                                                      1,186,304
                                                                       ---------------
                                                                             2,569,098
                                                                       ---------------
              CONTAINERS & PACKAGING (1.0%):
      39,800  Sonoco Products Co.                                              979,876
                                                                       ---------------
              DATA PROCESSING -- MANAGEMENT (1.9%):
      45,400  Automatic Data Processing, Inc.                                1,798,294
                                                                       ---------------
              DIVERSIFIED FINANCIALS (9.9%):
      29,000  American Express Co.                                           1,398,670
      22,333  Citigroup, Inc.                                                1,084,044
      22,000  Fannie Mae                                                     1,651,320
      22,500  Franklin Resources, Inc.                                       1,171,350
      34,000  H & R Block, Inc.                                              1,882,580
      42,467  ING Groep NV -- ADR                                              994,152
      33,090  J.P. Morgan Chase & Co.                                        1,215,396
                                                                       ---------------
                                                                             9,397,512
                                                                       ---------------
              DIVERSIFIED TELECOMMUNICATION
              SERVICES (6.4%):
      75,800  BellSouth Corp.                                                2,145,140
      50,000  Motorola, Inc.                                                   703,500
      57,000  Nokia Corp. -- ADR                                               969,000
      53,400  SBC Communications, Inc.                                       1,392,138
      60,000  Sprint Corp.                                                     985,200
                                                                       ---------------
                                                                             6,194,978
                                                                       ---------------
              ELECTRIC UTILITIES (3.0%):
      55,000  NiSource, Inc.                                                 1,206,700
      37,000  TXU Corp.                                                        877,640
      41,910  Xcel Energy, Inc.                                                711,632
                                                                       ---------------
                                                                             2,795,972
                                                                       ---------------
              ELECTRICAL EQUIPMENT (2.5%):
      36,500  Emerson Electric Co.                                           2,363,375
                                                                       ---------------
              ELECTRONIC EQUIPMENT &
              INSTRUMENTS (1.1%):
      35,424  Agilent Technologies, Inc. (b)                           $     1,035,798
                                                                       ---------------
              FOOD & DRUG RETAILING (1.4%):
      60,400  Albertson's, Inc.                                              1,368,060
                                                                       ---------------
              FOOD PRODUCTS (1.9%):
      82,452  Sara Lee Corp.                                                 1,790,033
                                                                       ---------------
              GAS UTILITIES (1.0%):
      38,200  National Fuel Gas Co.                                            933,608
                                                                       ---------------
              HEALTH CARE EQUIPMENT &
              SUPPLIES (1.1%):
      25,000  Becton, Dickinson & Co.                                        1,028,500
                                                                       ---------------
              HEALTH CARE PROVIDERS &
              SERVICES (2.5%):
      24,000  Cigna Corp.                                                    1,380,000
      23,000  HCA, Inc.                                                        988,080
                                                                       ---------------
                                                                             2,368,080
                                                                       ---------------
              HOUSEHOLD DURABLES (1.0%):
      13,100  Whirlpool Corp.                                                  951,715
                                                                       ---------------
              HOUSEHOLD PRODUCTS (2.6%):
      41,000  Kimberly-Clark Corp.                                           2,422,690
                                                                       ---------------
              INSURANCE (5.1%):
       7,000  American International Group, Inc.                               463,960
      61,500  Aon Corp.                                                      1,472,310
      22,200  Lincoln National Corp.                                           896,214
      49,600  St. Paul Companies, Inc.                                       1,966,640
                                                                       ---------------
                                                                             4,799,124
                                                                       ---------------
              MACHINERY (0.9%):
      14,900  Parker-Hannifin Corp.                                            886,550
                                                                       ---------------
              MEDIA (5.9%):
      47,000  Cox Communications, Inc. (b)                                   1,619,150
      21,000  Gannett Company, Inc.                                          1,872,360
      88,000  The Walt Disney Co.                                            2,053,040
                                                                       ---------------
                                                                             5,544,550
                                                                       ---------------
              METALS & MINING (0.8%):
      20,000  Alcoa, Inc.                                                      760,000
                                                                       ---------------
              MULTI-UTILITIES & UNREGULATED
              POWER (0.9%):
      40,000  Duke Energy Corp.                                                818,000
                                                                       ---------------
              MULTILINE RETAIL (0.7%):
      21,400  May Department Stores Co.                                        622,098
                                                                       ---------------
              OIL & GAS (8.5%):
      31,000  Anadarko Petroleum Corp.                                       1,581,310
      18,900  ChevronTexaco Corp.                                            1,632,771
      35,700  ConocoPhillips                                                 2,340,849
      27,632  Exxon Mobil Corp.                                              1,132,912
      26,500  Royal Dutch Petroleum Co. -- NY Shares                         1,388,335
                                                                       ---------------
                                                                             8,076,177
                                                                       ---------------
              PAPER & FOREST PRODUCTS (1.4%):
      20,000  Weyerhaeuser Co.                                               1,280,000
                                                                       ---------------

                                                                            FAIR
   SHARES                                                                   VALUE
------------                                                           ---------------
COMMON STOCKS -- (CONTINUED)
              PETROLEUM (1.5%):
      25,000  Schlumberger Ltd.                                        $     1,368,000
                                                                       ---------------
              PHARMACEUTICALS (6.2%):
      23,200  Abbott Laboratories                                            1,081,120
      28,600  Bristol-Myers Squibb Co.                                         817,960
      22,400  Johnson & Johnson                                              1,157,184
      39,000  Merck & Company, Inc.                                          1,801,800
      14,250  Mylan Laboratories, Inc.                                         359,955
      40,000  Schering-Plough Corp.                                            695,600
                                                                       ---------------
                                                                             5,913,619
                                                                       ---------------
              REAL ESTATE INVESTMENT TRUSTS (0.5%):
      15,000  Equity Residential                                               442,650
                                                                       ---------------
              ROAD & RAIL (1.6%):
      63,200  Norfolk Southern Corp.                                         1,494,680
                                                                       ---------------
              SOFTWARE (0.9%):
      30,000  Microsoft Corp.                                                  826,200
                                                                       ---------------
              TELEPHONE -- INTEGRATED (0.5%):
      22,830  AT&T Corp.                                                       463,449
                                                                       ---------------
              TEXTILES APPAREL & LUXURY GOODS (0.8%):
      17,600  V.F. Corp.                                                       761,024
                                                                       ---------------
              TOBACCO (1.4%):
      24,000  Altria Group, Inc.                                             1,306,080
                                                                       ---------------
              UTILITIES (1.1%):
      17,000  Dominion Resources, Inc.                                 $     1,085,110
                                                                       ---------------
              Total Common Stocks                                           90,803,910
                                                                       ---------------
INVESTMENT COMPANIES (4.4%)

     438,001  Federated Government Obligations Fund                            438,001
   3,731,229  Federated Prime Cash Obligations Fund                          3,731,229
                                                                       ---------------
              Total Investment Company                                       4,169,230
                                                                       ---------------
Total Investments (Cost $85,094,245) (a) -- 100.3%                          94,973,140
Liabilities in excess of other assets -- (0.3)%                               (289,840)
                                                                       ---------------
NET ASSETS -- 100.0%                                                   $    94,683,300
                                                                       ===============

----------
(a) Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

         Unrealized appreciation              $  13,296,499
         Unrealized depreciation                 (3,417,604)
                                              -------------
         Net unrealized appreciation          $   9,878,895
                                              =============

(b) Represents non-income producing securities.

ADR -- American Depository Receipt.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS:
  Investments, at value (cost $85,094,245)                         $    94,973,140
  Dividends receivable                                                     210,467
  Prepaid expenses                                                           3,256
                                                                   ---------------
      Total Assets                                                      95,186,863
                                                                   ---------------
LIABILITIES:
  Dividends payable                                                        419,636
  Accrued expenses and other payables:
    Investment advisory fees                                                46,738
    Administration fees                                                        899
    Other fees                                                              36,290
                                                                   ---------------
      Total Liabilities                                                    503,563
                                                                   ---------------
NET ASSETS:
  Capital                                                               92,254,493
  Net realized losses from investment transactions                      (7,450,088)
  Net unrealized appreciation from investments                           9,878,895
                                                                   ---------------
      Net Assets                                                   $    94,683,300
                                                                   ===============
Outstanding units of beneficial interest (shares)                        7,889,308
                                                                   ===============
Net asset value -- offering and redemption price per share         $         12.00
                                                                   ===============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T GROWTH AND INCOME FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
  Dividend income                                                  $     2,039,610
                                                                   ---------------

EXPENSES:
  Investment advisory fees                                                 557,342
  Administration fees                                                      150,634
  Accounting fees                                                           31,773
  Custodian fees                                                            15,199
  Professional fees                                                         96,278
  Transfer agent fees                                                        9,311
  Other fees                                                                22,075
                                                                   ---------------
  Total expenses before voluntary reductions                               882,612
  Less expenses voluntarily reduced by the Investment Advisor             (105,442)
  Less expenses voluntarily reduced by the Administrator                  (112,975)
                                                                   ---------------
    Net expenses                                                           664,195
                                                                   ---------------
  Net investment income                                                  1,375,415
                                                                   ---------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
  Net realized losses from investments                                  (1,171,795)
  Change in unrealized appreciation/depreciation from investments       16,936,845
                                                                   ---------------
      Net realized/unrealized gains (losses) from investments           15,765,050
                                                                   ---------------

      Change in net assets resulting from operations               $    17,140,465
                                                                   ===============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T GROWTH AND INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            FOR THE YEAR          FOR THE YEAR
                                                                                ENDED                 ENDED
                                                                          DECEMBER 31, 2003     DECEMBER 31, 2002
                                                                          -----------------     -----------------
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
  Net investment income                                                   $       1,375,415     $       1,120,111
  Net realized losses from investments                                           (1,171,795)           (3,925,318)
  Change in unrealized appreciation /depreciation from investments               16,936,845           (13,019,009)
                                                                          -----------------     -----------------
  Change in net assets from operations                                           17,140,465           (15,824,216)
                                                                          -----------------     -----------------
DIVIDENDS TO SHAREHOLDERS:
  Net investment income                                                          (1,375,415)           (1,116,824)
  Return of Capital                                                                 (11,320)                   --
                                                                          -----------------     -----------------
  Change in net assets from shareholder dividends                                (1,386,735)           (1,116,824)
                                                                          -----------------     -----------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                                    15,608,337             9,774,724
  Dividends reinvested                                                            1,289,953             1,057,346
  Cost of shares redeemed                                                        (1,635,840)           (8,019,548)
                                                                          -----------------     -----------------
  Change in net assets from capital transactions                                 15,262,450             2,812,522
                                                                          -----------------     -----------------
  Change in net assets                                                           31,016,180           (14,128,518)
                                                                          -----------------     -----------------

NET ASSETS:
  Beginning of Year                                                              63,667,120            77,795,638
                                                                          -----------------     -----------------
  End of Year                                                             $      94,683,300     $      63,667,120
                                                                          =================     =================


SHARE TRANSACTIONS:
  Issued                                                                          1,477,991               869,505
  Reinvested                                                                        127,113                94,525
  Redeemed                                                                         (162,611)             (741,290)
                                                                          -----------------     -----------------
  Change in shares                                                                1,442,493               222,740
                                                                          =================     =================

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE YEARS INDICATED.

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                           ---------------------------------------------------------------------
                                                              2003             2002          2001          2000          1999
                                                           -----------      ----------    ----------    ----------    ----------
NET ASSETS VALUE, BEGINNING OF YEAR                        $      9.88      $    12.50    $    12.66    $    12.46    $    13.30
                                                           -----------      ----------    ----------    ----------    ----------

INVESTMENT ACTIVITIES:
  Net investment income                                           0.19            0.17          0.17          0.39          0.18
  Net realized and unrealized gains (losses)
    from investment transactions                                  2.12           (2.62)        (0.16)         0.63         (0.69)
                                                           -----------      ----------    ----------    ----------    ----------
  Total from Investment Activities                                2.31           (2.45)         0.01          1.02         (0.51)
                                                           -----------      ----------    ----------    ----------    ----------

DIVIDENDS:
  Net investment income                                          (0.19)          (0.17)        (0.17)        (0.42)        (0.15)
  Return of Capital                                              (0.00)(a)          --            --            --            --
  Net realized gains                                                --              --            --         (0.40)        (0.18)
                                                           -----------      ----------    ----------    ----------    ----------
  Total Dividends                                                (0.19)          (0.17)        (0.17)        (0.82)        (0.33)
                                                           -----------      ----------    ----------    ----------    ----------
NET ASSETS, END OF YEAR                                    $     12.00      $     9.88    $    12.50    $    12.66    $    12.46
                                                           ===========      ==========    ==========    ==========    ==========
TOTAL RETURN+                                                    23.62%         (19.64)%        0.16%         8.45%        (3.85)%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Year (000)                            $    94,683      $   63,667    $   77,796    $   60,675    $   52,525
  Ratio of expenses to average net assets                         0.88%           0.84%         0.86%         0.86%         0.87%
  Ratio of net investment income to average net assets            1.82%           1.57%         1.17%         3.13%         1.43%
  Ratio of expenses to average net assets*                        1.17%           1.13%         1.15%         1.13%         1.16%
  Portfolio turnover                                             13.96%          15.24%        14.47%        25.46%        11.98%

----------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. Voluntary reductions may be stopped at any time.
  + Total return ratios are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return ratios do not reflect charges pursuant to the terms of the insurance contracts funded by separate accounts that invest in the Fund's shares.
(a) Amount less than $0.005.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T CAPITAL APPRECIATION FUND INCEPTION 10/15/2001

PERFORMANCE OVERVIEW 10/15/2001 - 12/31/2003

[CHART]

GROWTH OF A $10,000 INVESTMENT

                        Capital  Appreciation VIF
                             Since Inception
-------------------------------------------------
                        10/15/2001         10,000
                        10/31/2001          9,910
                        11/30/2001         10,330
                        12/31/2001         10,700
                         1/31/2002         10,750
                         2/28/2002         10,260
                         3/31/2002         11,150
                         4/30/2002         11,000
                         5/31/2002         10,860
                         6/30/2002         10,220
                         7/31/2002          9,280
                         8/31/2002          9,200
                         9/30/2002          8,860
                        10/31/2002          9,010
                        11/30/2002          9,180
                        12/31/2002          8,560
                         1/31/2003          8,470
                         2/28/2003          8,280
                         3/31/2003          8,200
                         4/30/2003          8,750
                         5/31/2003          9,650
                         6/30/2003          9,800
                         7/31/2003         10,250
                         8/31/2003         11,070
                         9/30/2003         10,700
                        10/31/2003         11,700
                        11/30/2003         11,920
                        12/31/2003         11,690

                                 S & P 500 Mnthly Reinv
----------------------------------------------------------------
                        10/15/2001                       $10,000
                        10/31/2001          -2.74         $9,726
                        11/30/2001           7.67        $10,472
                        12/31/2001           0.88        $10,564
                         1/31/2002          -1.46        $10,410
                         2/28/2002          -1.93        $10,209
                         3/31/2002           3.76        $10,593
                         4/30/2002          -6.06         $9,951
                         5/31/2002          -0.73         $9,878
                         6/30/2002          -7.12         $9,175
                         7/31/2002          -7.79         $8,460
                         8/31/2002           0.65         $8,515
                         9/30/2002         -10.86         $7,590
                        10/31/2002           8.79         $8,258
                        11/30/2002           5.88         $8,743
                        12/31/2002          -5.87         $8,230
                         1/31/2003          -2.61         $8,015
                         2/28/2003           -1.5         $7,895
                         3/31/2003           0.97         $7,972
                         4/30/2003           8.23         $8,628
                         5/31/2003           5.26         $9,081
                         6/30/2003           1.28         $9,198
                         7/31/2003           1.76         $9,360
                         8/31/2003           1.95         $9,542
                         9/30/2003          -1.06         $9,441
                        10/31/2003           5.65         $9,974
                        11/30/2003           0.88        $10,062
                        12/31/2003           5.24        $10,589

                        1 year                            28.67%
                        3 year                      N/A
                        5 year                      N/A
                        si                                 2.62%

                                Russell Midcap G IX TR
----------------------------------------------------------------
                        10/15/2001                       $10,000
                        10/31/2001          -1.06         $9,894
                        11/30/2001          10.77        $10,960
                        12/31/2001            3.8        $11,376
                         1/31/2002          -3.25        $11,006
                         2/28/2002          -5.67        $10,382
                         3/31/2002           7.63        $11,174
                         4/30/2002          -5.29        $10,583
                         5/31/2002          -2.98        $10,268
                         6/30/2002         -11.04         $9,134
                         7/31/2002          -9.72         $8,246
                         8/31/2002          -0.35         $8,218
                         9/30/2002          -7.94         $7,565
                        10/31/2002           7.75         $8,151
                        11/30/2002           7.83         $8,790
                        12/31/2002          -6.04         $8,259
                         1/31/2003          -0.98         $8,178
                         2/28/2003          -0.87         $8,107
                         3/31/2003           1.86         $8,258
                         4/30/2003           6.81         $8,820
                         5/31/2003           9.62         $9,668
                         6/30/2003           1.43         $9,807
                         7/31/2003           3.57        $10,157
                         8/31/2003           5.51        $10,716
                         9/30/2003          -1.94        $10,508
                        10/31/2003           8.06        $11,355
                        11/30/2003           2.68        $11,660
                        12/31/2003           1.09        $11,787

                        1 year                            42.72%
                        3 year                      N/A
                        5 year                      N/A
                        si                                 7.72%

AVERAGE ANNUAL RETURNS (INCEPTION 10/15/01)

                                     1 YEAR       SINCE INCEPTION
-----------------------------------------------------------------
BB&T Capital Appreciation Fund       36.57%          7.32%
-----------------------------------------------------------------
Russell Mid Cap Growth Index         42.72%          7.72%
-----------------------------------------------------------------
S&P 500 Index                        28.67%          2.62%
-----------------------------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BB&T CAPITAL APPRECIATION FUND. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

PORTFOLIO MANAGER

DAVID NOLAN
Senior Vice President - Portfolio Manager
BB&T Asset Management, Inc.


HOW DID THE FUND PERFORM?
For the 12-month period that ended December 31, 2003, the BB&T Capital Appreciation Variable Insurance Fund provided a total return of 36.57%. In comparison, the Russell Mid Cap Growth Index(1) rose 42.72%, and the S&P 500 Index gained 28.67%.

WHAT FACTORS CONTRIBUTED TO THE FUND'S RELATIVE UNDERPERFORMANCE?
The year just past was an odd period, in that much of the market's spectacular performance was driven by low-quality, high-risk stocks; in many cases, these were the stocks of companies that reported earnings losses and whose futures as viable concerns often were questionable. These companies, as a group, were losing money, and had been damaged the most in the economic and market declines over the last three years, yet they were the target of much frenzied buying, especially in the second and third calendar quarters.

In contrast, our investment discipline leads us to generally buy the stocks of financially sound companies with solid earnings growth and strong competitive positions. This approach has served us well in the past, and we believe our shareholders appreciate our consistent focus on quality. Considering the nature of the market's "junk rally" for much of 2003, we are pleased with the Fund's absolute returns, which were far above-average on an historical basis.

In the first half of the year, recognizing that, within our quality universe, stocks with higher betas (measures of risk) were performing better, we reduced our holdings in the health care arena; health care traditionally is a low-beta, "conservative" sector. But the tide seems to have turned in health care, as elsewhere, in that investor sentiment is rotating back to many high-quality stocks.

As of December 31, 2003, the portfolio's five largest equity holdings were Ameritrade Holdings Corp. (2.7% of the portfolio's assets), Harman International Industries, Inc. (2.4%), Advance Auto Parts, Inc. (2.3%), Lam Research Corp. (2.3%) and Coach, Inc. (2.2%). The breadth of these holdings underscores the Fund's diversification across most major market sectors.(2)

WHAT IS YOUR OUTLOOK FOR 2004?
While it's not possible to make definitive predictions about where the market is heading, we feel that 2004 has the potential to be an up year for stocks. At the same time, we're not expecting returns to mirror those of 2003, which was unusually positive.

As for which groups will lead the market, industrial stocks should perform well, at least at the start of 2004, as the economic recovery boosts the prices of cyclical companies. Down the line, as the economy starts to age, health care could offer some interesting opportunities. This sector, which underperformed in 2003, could make a comeback in a slowing economy.

On the flip side, we're concerned about consumer discretionary stocks. The market seems to be tending to shift toward more economically sensitive stocks and the consumer discretionary sector may have had its best days for a while.

(1) THE PERFORMANCE OF THE BB&T CAPITAL APPRECIATION FUND IS MEASURED AGAINST THE RUSSELL MID CAP GROWTH INDEX, A RECOGNIZED, UNMANAGED INDEX OF COMMON STOCKS OF MID-SIZED COMPANIES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF FEES FOR THESE SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

(2) THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE.

BB&T CAPITAL APPRECIATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                                                                            FAIR
   SHARES                                                                   VALUE
------------                                                           ---------------
COMMON STOCKS (94.9%):
              BUSINESS SERVICES (1.0%):
       5,000  Manpower, Inc.                                           $       235,400
                                                                       ---------------
              BIOTECHNOLOGY (2.0%):
       5,200  Genzyme Corp. (b)                                                256,568
       3,800  Gilead Sciences, Inc. (b)                                        220,932
                                                                       ---------------
                                                                               477,500
                                                                       ---------------
              COMMERCIAL SERVICES & SUPPLIES (7.9%):
       3,000  BorgWarner, Inc.                                                 255,210
       6,000  Career Education Corp. (b)                                       240,420
       8,900  J.B. Hunt Transport Services, Inc. (b)                           240,389
       7,400  Navistar International Corp. (b)                                 354,386
       8,500  Rockwell Automation, Inc.                                        302,600
       7,000  Royal Caribbean Cruises Ltd.                                     243,530
       6,600  Yellow Roadway Corp. (b)                                         238,722
                                                                       ---------------
                                                                             1,875,257
                                                                       ---------------
              COMPUTER SERVICES (2.5%):
       7,900  Cognizant Technology Solutions Corp. (b)                         360,556
      11,200  Network Appliance, Inc. (b)                                      229,936
                                                                       ---------------
                                                                               590,492
                                                                       ---------------
              CONSTRUCTION & ENGINEERING (3.0%):
       2,700  Pulte Homes, Inc.                                                252,774
       6,000  Toll Brothers, Inc. (b)                                          238,560
       4,800  Jacobs Engineering Group, Inc. (b)                               230,448
                                                                       ---------------
                                                                               721,782
                                                                       ---------------
              DIVERSIFIED FINANCIALS (7.8%):
      46,000  Ameritrade Holdings Corp. (b)                                    647,220
       5,500  Commerce Bancorp, Inc.                                           289,740
       3,000  Legg Mason, Inc.                                                 231,540
      19,000  Providian Financial Corp. (b)                                    221,160
      10,100  T. Rowe Price Group, Inc.                                        478,841
                                                                       ---------------
                                                                             1,868,501
                                                                       ---------------
              DIVERSIFIED TELECOMMUNICATION
              SERVICES (6.3%):
      12,500  Juniper Networks, Inc. (b)                                       233,500
       3,500  Mobile Telesystems -- ADR                                        289,800
      10,800  Nextel Communications, Inc. -- Class A (b)                       303,048
      26,500  Sonus Networks, Inc. (b)                                         200,340
      31,000  UnitedGlobalCom, Inc. -- Class A (b)                             262,880
       5,900  UTStarcom, Inc. (b)                                              218,713
                                                                       ---------------
                                                                             1,508,281
                                                                       ---------------
              EDUCATIONAL SERVICES (1.1%):
       3,900  Apollo Group, Inc. -- Class A (b)                                265,200
                                                                       ---------------
              ELECTRONIC COMPONENTS (1.0%):
       8,300  Jabil Circuit, Inc. (b)                                          234,890
                                                                       ---------------
              ELECTRONIC COMPONENTS --
              SEMICONDUCTORS (14.7%):
      13,500  Amkor Technology, Inc. (b)                                       245,835
       5,400  Analog Devices, Inc.                                             246,510
      15,500  ASML Holding N.V. -- NY Shares (b)                               310,775
      15,500  ATI Technologies, Inc. (b)                                       234,360
      21,600  Cypress Semiconductor Corp. (b)                                  461,376
      11,600  Fairchild Semiconductor International, Inc. (b)          $       289,652
      15,000  Flextronics International Ltd. (b)                               222,600
       8,500  International Rectifier Corp. (b)                                419,985
      16,800  Lam Research Corp. (b)                                           542,639
       6,000  Marvell Technology Group Ltd. (b)                                227,580
      12,300  Teradyne, Inc. (b)                                               313,035
                                                                       ---------------
                                                                             3,514,347
                                                                       ---------------
              ELECTRONICS (2.4%):
       7,700  Harman International Industries, Inc.                            569,646
                                                                       ---------------
              HEALTH CARE EQUIPMENT & SUPPLIES (1.1%):
       3,800  Zimmer Holdings, Inc. (b)                                        267,520
                                                                       ---------------
              HEALTH CARE PROVIDERS & SERVICES (5.0%):
       5,000  AdvancePCS (b)                                                   263,300
      10,500  Omnicare, Inc.                                                   424,095
       4,500  Patterson Dental Co. (b)                                         288,720
       3,200  Varian Medical Systems, Inc. (b)                                 221,120
                                                                       ---------------
                                                                             1,197,235
                                                                       ---------------
              IT CONSULTING & SERVICES (1.5%):
      23,000  Ingram Micro, Inc. -- Class A (b)                                365,700
                                                                       ---------------
              MANUFACTURING (1.2%):
       7,000  Dover Corp.                                                      278,250
                                                                       ---------------
              MEDIA (1.0%):
       8,500  Belo Corp. -- Class A                                            240,890
                                                                       ---------------
              METALS & MINING (3.4%):
       6,100  Freeport-McMoran Copper & Gold, Inc. -- Class B                  256,993
      10,700  Inco, Ltd. (b)                                                   426,074
       1,700  Phelps Dodge Corp. (b)                                           129,353
                                                                       ---------------
                                                                               812,420
                                                                       ---------------
              MULTILINE RETAIL (2.8%):
       7,200  Dollar Tree Stores, Inc. (b)                                     216,432
       5,750  Family Dollar Stores, Inc.                                       206,310
       8,000  Fred's, Inc.                                                     247,840
                                                                       ---------------
                                                                               670,582
                                                                       ---------------
              OIL AND GAS (0.8%):
       8,300  Rowan Companies, Inc. (b)                                        192,311
                                                                       ---------------
              OIL COMPANIES -- EXPLORATION &
              PRODUCTION (1.0%):
       8,500  XTO Energy, Inc.                                                 240,550
                                                                       ---------------
              OIL-FIELD SERVICES (0.9%):
       6,000  BJ Services Co. (b)                                              215,400
                                                                       ---------------
              PHARMACEUTICALS (7.5%):
       2,500  Allergan, Inc.                                                   192,025
       3,000  Barr Laboratories, Inc. (b)                                      230,850
       5,450  Celgene Corp. (b)                                                245,359
      15,000  IVAX Corp. (b)                                                   358,200
      17,000  Millennium Pharmaceuticals, Inc. (b)                             317,390
       3,400  Pharmaceutical Resources, Inc. (b)                               221,510
       3,900  Teva Pharmaceutical Industries Ltd.                              221,169
                                                                       ---------------
                                                                             1,786,503
                                                                       ---------------

                                                                            FAIR
   SHARES                                                                   VALUE
------------                                                           ---------------
COMMON STOCKS -- (CONTINUED)
              PRINTERS & RELATED PRODUCTS (1.1%):
       4,000  Zebra Technologies Corp.-- Class A (b)                   $       265,480
                                                                       ---------------
              RESTAURANTS (1.4%):
      11,400  Ruby Tuesday, Inc.                                               324,786
                                                                       ---------------
              SOFTWARE (5.1%):
       8,000  Cognos, Inc. (b)                                                 244,960
       4,200  Electronic Arts, Inc. (b)                                        200,676
      10,000  Foundry Networks, Inc. (b)                                       273,600
      25,000  Novell, Inc. (b)                                                 263,000
       7,250  SINA Corp. (b)                                                   244,688
                                                                       ---------------
                                                                             1,226,924
                                                                       ---------------
              SPECIALTY RETAIL (9.2%):
       6,700  Advance Auto Parts, Inc. (b)                                     545,380
      10,700  Aeropostale, Inc. (b)                                            293,394
       4,700  Michaels Stores, Inc.                                            207,740
       5,300  O'Reilly Automotive, Inc. (b)                                    203,308
      20,500  PETsMART, Inc.                                                   487,900
       7,400  Rent-A-Center, Inc. (b)                                          221,112
       7,500  Starbucks Corp. (b)                                              247,950
                                                                       ---------------
                                                                             2,206,784
                                                                       ---------------
TEXTILES APPAREL & LUXURY GOODS (2.2%):

      14,000  Coach, Inc. (b)                                          $       528,500
                                                                       ---------------
              Total Common Stocks                                           22,681,131
                                                                       ---------------

INVESTMENT COMPANY (3.9%):
     926,815  Federated Prime Cash Obligations Fund                            926,815
                                                                       ---------------

Total Investments (Cost $18,097,051) (a) -- 98.8%                           23,607,946
Assets in excess of liabilities -- 1.2%                                        295,131
                                                                       ---------------
NET ASSETS -- 100.0%                                                   $    23,903,077
                                                                       ===============

----------
(a) Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

         Unrealized appreciation               $  5,680,542
         Unrealized depreciation                   (169,647)
                                               ------------
         Net unrealized appreciation           $  5,510,895
                                               ============

(b) Represents non-income producing securities.

ADR -- American Depository Receipt.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T CAPITAL APPRECIATION FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS:
  Investments, at value (cost $18,097,051)                         $    23,607,946
  Dividends receivable                                                       3,999
  Receivable for investments sold                                          336,371
  Prepaid expenses                                                             701
                                                                   ---------------
      Total Assets:                                                     23,949,017
                                                                   ---------------
LIABILITIES:
  Payable for investment securities purchased                               29,214
  Accrued expenses and other payables:
    Investment advisory fees                                                 6,920
    Administration fees                                                        905
    Other                                                                    8,901
                                                                   ---------------
      Total Liabilities:                                                    45,940
                                                                   ---------------
NET ASSETS:
  Capital                                                               20,224,863
  Net realized losses from investment transactions                      (1,832,681)
  Net unrealized appreciation from investments                           5,510,895
                                                                   ---------------
      Net Assets                                                   $    23,903,077
                                                                   ===============
Outstanding units of beneficial interest (shares)                        2,043,973
                                                                   ===============
Net asset value -- offering and redemption price per share         $         11.69
                                                                   ===============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T CAPITAL APPRECIATION FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
  Dividend income                                                  $        32,508
                                                                   ---------------
EXPENSES:
  Investment advisory fees                                                 121,317
  Administration fees                                                       32,788
  Accounting fees                                                           32,024
  Custodian fees                                                             5,942
  Professional fees                                                         16,780
  Transfer agent fees                                                       10,682
  Other fees                                                                 4,948
                                                                   ---------------
  Total expenses before voluntary reductions                               224,481
  Less expenses voluntarily reduced by the Investment Advisor              (63,937)
                                                                   ---------------
    Net expenses                                                           160,544
                                                                   ---------------
  Net investment loss                                                     (128,036)
                                                                   ---------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
  Net realized gains from investments                                      251,091
  Change in unrealized appreciation/depreciation from investments        5,054,093
                                                                   ---------------
      Net realized/unrealized gains from investments                     5,305,184
                                                                   ---------------
      Change in net assets resulting from operations               $     5,177,148
                                                                   ===============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T CAPITAL APPRECIATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR        FOR THE YEAR
                                                                              ENDED               ENDED
                                                                        DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                        -----------------   -----------------
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
  Net investment loss                                                   $        (128,036)  $        (114,975)
  Net realized gains (losses) on investment transactions                          251,091          (1,935,270)
  Change in unrealized appreciation/depreciation from investments               5,054,093            (401,816)
                                                                        -----------------   -----------------
  Change in net assets resulting from operations                                5,177,148          (2,452,061)
                                                                        -----------------   -----------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                                   8,144,941           2,748,411
  Cost of shares redeemed                                                        (282,721)           (145,360)
                                                                        -----------------   -----------------
  Change in net assets from capital transactions                                7,862,220           2,603,051
                                                                        -----------------   -----------------
  Change in net assets                                                         13,039,368             150,990
                                                                        -----------------   -----------------

NET ASSETS:
  Beginning of Year                                                            10,863,709          10,712,719
                                                                        -----------------   -----------------
  End of Year                                                           $      23,903,077   $      10,863,709
                                                                        =================   =================


SHARE TRANSACTIONS:
  Issued                                                                          803,912             283,493
  Redeemed                                                                        (29,285)            (15,696)
                                                                        -----------------   -----------------
  Change in Shares                                                                774,627             267,797
                                                                        =================   =================

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T CAPITAL APPRECIATION FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                                                                      FOR THE YEAR ENDED DECEMBER 31,        OCTOBER 15, 2001
                                                                    -----------------------------------          THROUGH
                                                                          2003                2002         DECEMBER 31, 2001 (a)
                                                                    ---------------     ---------------    ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $          8.56     $         10.70     $            10.00
                                                                    ---------------     ---------------     ------------------
INVESTMENT ACTIVITIES:
  Net investment loss                                                         (0.06)              (0.09)                 (0.01)
  Net realized and unrealized gains (losses) from investments                  3.19               (2.05)                  0.71
                                                                    ---------------     ---------------     ------------------
  Total from Investment Activities                                             3.13               (2.14)                  0.70
                                                                    ---------------     ---------------     ------------------
NET ASSET VALUE, END OF PERIOD                                      $         11.69     $          8.56     $            10.70
                                                                    ===============     ===============     ==================
TOTAL RETURN+                                                                 36.57%             (20.00)%                 7.00% (b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)                                   $        23,903     $        10,864     $           10,713
  Ratio of expenses to average net assets                                      0.98%               1.23%                  1.19% (c)
  Ratio of net investment losses to average net assets                        (0.78)%             (1.05)%                (0.55)%(c)
  Ratio of expenses to average net assets*                                     1.37%               1.62%                  1.58% (c)
  Portfolio turnover                                                         113.75%              96.89%                  3.82%

----------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. Voluntary reductions may be stopped at any time.
  + Total return ratios are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return ratios do not reflect charges pursuant to the terms of the insurance contracts funded by separate accounts that invest in the Fund's shares.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T LARGE COMPANY GROWTH FUND INCEPTION 10/15/2001

PERFORMANCE OVERVIEW 10/15/2001 - 12/31/03

[CHART]

GROWTH OF A $10,000 INVESTMENT

                         Large Company Growth VIF
                              Since Inception
-------------------------------------------------
                        10/15/2001         10,000
                        10/31/2001          9,810
                        11/30/2001         10,760
                        12/31/2001         10,830
                         1/31/2002         10,540
                         2/28/2002          9,750
                         3/31/2002         10,230
                         4/30/2002          9,500
                         5/31/2002          9,330
                         6/30/2002          8,620
                         7/31/2002          7,860
                         8/31/2002          7,970
                         9/30/2002          7,430
                        10/31/2002          7,840
                        11/30/2002          8,050
                        12/31/2002          7,530
                         1/31/2003          7,420
                         2/28/2003          7,290
                         3/31/2003          7,410
                         4/30/2003          7,900
                         5/31/2003          8,410
                         6/30/2003          8,500
                         7/31/2003          8,670
                         8/31/2003          8,880
                         9/30/2003          8,730
                        10/31/2003          9,370
                        11/30/2003          9,420
                        12/31/2003          9,640

                                 S & P 500 Mnthly Reinv
----------------------------------------------------------------
                        10/15/2001                       $10,000
                        10/31/2001          -2.74         $9,726
                        11/30/2001           7.67        $10,472
                        12/31/2001           0.88        $10,564
                         1/31/2002          -1.46        $10,410
                         2/28/2002          -1.93        $10,209
                         3/31/2002           3.76        $10,593
                         4/30/2002          -6.06         $9,951
                         5/31/2002          -0.73         $9,878
                         6/30/2002          -7.12         $9,175
                         7/31/2002          -7.79         $8,460
                         8/31/2002           0.65         $8,515
                         9/30/2002         -10.86         $7,590
                        10/31/2002           8.79         $8,258
                        11/30/2002           5.88         $8,743
                        12/31/2002          -5.87         $8,230
                         1/31/2003          -2.61         $8,015
                         2/28/2003           -1.5         $7,895
                         3/31/2003           0.97         $7,972
                         4/30/2003           8.23         $8,628
                         5/31/2003           5.26         $9,081
                         6/30/2003           1.28         $9,198
                         7/31/2003           1.76         $9,360
                         8/31/2003           1.95         $9,542
                         9/30/2003          -1.06         $9,441
                        10/31/2003           5.65         $9,974
                        11/30/2003           0.88        $10,062
                        12/31/2003           5.24        $10,589

                        1 year                            28.67%
                        3 year                      N/A
                        5 year                      N/A
                        si                                 2.62%

                                 Russell 1000 Growth Index
----------------------------------------------------------------
                        10/15/2001                       $10,000
                        10/31/2001          -2.37         $9,763
                        11/30/2001           9.61        $10,701
                        12/31/2001          -0.19        $10,681
                         1/31/2002          -1.77        $10,492
                         2/28/2002          -4.15        $10,056
                         3/31/2002           3.46        $10,404
                         4/30/2002          -8.16         $9,555
                         5/31/2002          -2.42         $9,324
                         6/30/2002          -9.25         $8,462
                         7/31/2002           -5.5         $7,996
                         8/31/2002            0.3         $8,020
                         9/30/2002         -10.37         $7,189
                        10/31/2002           9.17         $7,848
                        11/30/2002           5.43         $8,274
                        12/31/2002          -6.91         $7,702
                         1/31/2003          -2.43         $7,515
                         2/28/2003          -0.46         $7,480
                         3/31/2003           1.86         $7,620
                         4/30/2003           7.39         $8,183
                         5/31/2003           4.99         $8,591
                         6/30/2003           1.38         $8,710
                         7/31/2003           2.49         $8,926
                         8/31/2003           2.49         $9,149
                         9/30/2003          -1.07         $9,051
                        10/31/2003           5.62         $9,559
                        11/30/2003           1.05         $9,660
                        12/31/2003           3.46         $9,994

                        1 year                            29.76%
                        3 year                      N/A
                        5 year                      N/A
                        si                                -0.03%

AVERAGE ANNUAL RETURNS (INCEPTION 10/15/01)

                                     1 YEAR       SINCE INCEPTION
-----------------------------------------------------------------
BB&T Large Company Growth Fund       28.02%          -1.64%
-----------------------------------------------------------------
S&P 500 Index                        28.67%           2.62%
-----------------------------------------------------------------
Russell 1000 Growth Index            29.76%          -0.03%
-----------------------------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BB&T LARGE COMPANY GROWTH FUND. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

PORTFOLIO MANAGEMENT TEAM

JAMES L. LUKE, CFA
Senior Vice President
BB&T Asset Management, Inc.


HOW DID THE FUND PERFORM?
For the 12-month period that ended December 31, 2003, the BB&T Large Company Growth Variable Insurance Fund provided a total return of 28.02%. In comparison, the S&P 500 Index(1) rose 28.67%, and the Russell 1000 Growth Index gained 29.76%.

WHAT FACTORS CONTRIBUTED TO THE FUND'S UNDERPERFORMANCE?
The Fund's return was strong on an absolute basis, but slightly trailed the Russell 1000 Growth Index. Being a large-cap fund, we were swimming upstream in a market environment that generally favored small- and mid-cap stocks over large-cap stocks. Perhaps even more significantly, for much of 2003, the rally was driven by stocks that were characterized by their low prices, poor fundamentals, high risk profiles and questionable futures. In contrast, we invest in higher-quality companies with solid growth prospects and strong marketplace positions.

As was the case with the overall market, our holdings in the technology sector produced significant gains, with semiconductor stocks performing especially well. Part of technology's performance was due to the fact that the sector was coming off nearly three years of sharp declines, and a rebound was not unexpected. After the tech "bubble" began to deflate in 2000, valuations for many technology stocks came back down to more reasonable levels, and last year, earnings improved from previously bleak levels.

As of December 31, 2003, the portfolio's five largest equity holdings were Wal-Mart Stores, Inc. (2.4% of the portfolio's assets), Intel Corp. (2.4%), General Electric Co. (2.3%), United Technologies Corp. (2.3%) and Procter & Gamble Co. (2.3%).(2)

WHAT IS YOUR OUTLOOK FOR 2004?
Last year was an unusually good period for the market, and we would be surprised if stocks soared as high again in 2004.With year-over-year earnings growth of about 12% forecast for the S&P 500 Index, and interest rates not likely to decline significantly, we don't expect a meaningful expansion of price-to-earnings ratios in aggregate. Therefore, stock-price appreciation in line with earnings growth would be the most logical expectation.

That said, we do believe investor sentiment is rotating back to the type of higher-quality stocks we favor. We are trying to emphasize companies that have exposure to international markets, since they benefit from weakness in the dollar. We're also buying the stocks of companies with greater cyclical exposure, companies which would benefit from an improving economic environment. Finally, we continue to have a very substantial weighting in information technology. We do not want to underweight technology in an expanding economic environment.

(1) THE PERFORMANCE OF THE BB&T LARGE COMPANY GROWTH FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF FEES FOR THESE SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

(2) THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE.

BB&T LARGE COMPANY GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                                                                            FAIR
   SHARES                                                                   VALUE
------------                                                           ---------------
COMMON STOCKS (98.9%):
              AEROSPACE & DEFENSE (2.3%):
       4,500  United Technologies Corp.                                $       426,465
                                                                       ---------------
              AIR FREIGHT & LOGISTICS (1.9%):
       2,500  FedEx Corp.                                                      168,750
       2,500  United Parcel Service, Inc. -- Class B                           186,375
                                                                       ---------------
                                                                               355,125
                                                                       ---------------
              BEVERAGES (4.8%):
       5,500  Anheuser-Busch Cos.                                              289,740
       7,000  Coca-Cola Co.                                                    355,250
       5,000  PepsiCo, Inc.                                                    233,100
                                                                       ---------------
                                                                               878,090
                                                                       ---------------
              BIOTECHNOLOGY (3.7%):
       4,000  Chiron Corp. (b)                                                 227,960
       2,000  Genentech, Inc. (b)                                              187,140
       5,500  Genzyme Corp. (b)                                                271,370
                                                                       ---------------
                                                                               686,470
                                                                       ---------------
              CHEMICALS (1.4%):
       5,000  Air Products & Chemicals, Inc.                                   264,150
                                                                       ---------------
              COMMERCIAL SERVICES & SUPPLIES (1.5%):
       3,000  Career Education Corp. (b)                                       120,210
       4,000  First Data Corp.                                                 164,360
                                                                       ---------------
                                                                               284,570
                                                                       ---------------
              COMPUTER SERVICES (3.2%):
      20,000  EMC Corp. (b)                                                    258,400
       7,500  Network Appliance, Inc. (b)                                      153,975
       4,000  Yahoo!, Inc. (b)                                                 180,680
                                                                       ---------------
                                                                               593,055
                                                                       ---------------
              COMPUTERS & PERIPHERALS (3.4%):
       7,500  Dell, Inc. (b)                                                   254,700
       7,000  Hewlett-Packard Co.                                              160,790
       2,300  IBM Corp.                                                        213,164
                                                                       ---------------
                                                                               628,654
                                                                       ---------------
              CONSUMER GOODS & SERVICES (3.0%):
       7,000  Estee Lauder Co., Inc. -- Class A                                274,820
       4,000  Fortune Brands, Inc.                                             285,960
                                                                       ---------------
                                                                               560,780
                                                                       ---------------
              DIVERSIFIED FINANCIALS (7.7%):
       5,000  American Express Co.                                             241,150
       3,500  Capital One Financial Corp.                                      214,515
       8,000  Citigroup, Inc.                                                  388,320
       2,500  Goldman Sachs Group, Inc.                                        246,825
       8,500  J.P. Morgan Chase & Co.                                          312,205
                                                                       ---------------
                                                                             1,403,015
                                                                       ---------------
              E-COMMERCE & SERVICES (1.0%):
       5,500  InterActiveCorp. (b)                                             186,615
                                                                       ---------------
              EDUCATIONAL SERVICES (1.5%):
       4,000  Apollo Group, Inc.-- Class A (b)                                 272,000
                                                                       ---------------
              ELECTRONIC COMPONENTS (2.3%):
       8,000  Jabil Circuit, Inc. (b)                                          226,400
       5,000  National Semiconductor Corp. (b)                                 197,050
                                                                       ---------------
                                                                               423,450
                                                                       ---------------
              FOOD DISTRIBUTORS (2.2%):
      11,000  Sysco Corp.                                              $       409,530
                                                                       ---------------
              HEALTH CARE EQUIPMENT & SUPPLIES (6.8%):
       3,000  Alcon, Inc.                                                      181,620
       8,000  Boston Scientific Corp. (b)                                      294,080
       5,000  Medtronic, Inc.                                                  243,050
       3,000  Stryker Corp.                                                    255,030
       4,000  Zimmer Holdings, Inc. (b)                                        281,600
                                                                       ---------------
                                                                             1,255,380
                                                                       ---------------
              HEALTH CARE PROVIDERS & SERVICES (2.3%):
       4,000  UnitedHealth Group, Inc.                                         232,720
       2,000  Wellpoint Health Networks, Inc. (b)                              193,980
                                                                       ---------------
                                                                               426,700
                                                                       ---------------
              INDUSTRIAL CONGLOMERATES (6.8%):
      14,000  General Electric Co.                                             433,720
       4,200  Procter & Gamble Co.                                             419,496
      15,500  Tyco International Ltd.                                          410,750
                                                                       ---------------
                                                                             1,263,966
                                                                       ---------------
              INTERNET & CATALOG RETAIL (1.9%):
       5,500  eBay, Inc. (b)                                                   355,245
                                                                       ---------------
              IT CONSULTING & SERVICES (0.9%):
       3,000  Affiliated Computer Services, Inc. Class A (b)                   163,380
                                                                       ---------------
              METALS & MINING (1.4%):
       7,000  Alcoa, Inc.                                                      266,000
                                                                       ---------------
              MULTILINE RETAIL (3.2%):
       3,700  Target Corp.                                                     142,080
       8,500  Wal-Mart Stores, Inc.                                            450,925
                                                                       ---------------
                                                                               593,005
                                                                       ---------------
              OIL & GAS (0.8%):
         700  Anadarko Petroleum Corp.                                          35,707
         500  Apache Corp.                                                      40,550
         600  Burlington Resources, Inc.                                        33,228
         600  Devon Energy Corp.                                                34,356
                                                                       ---------------
                                                                               143,841
                                                                       ---------------
              PHARMACEUTICALS (11.7%):
       6,000  Abbott Laboratories                                              279,600
       4,600  Amgen, Inc. (b)                                                  284,280
       5,000  GlaxoSmithKline PLC -- ADR                                       233,100
       3,700  Merck & Company, Inc.                                            170,940
       6,000  Mylan Laboratories, Inc.                                         151,560
      10,000  Pfizer, Inc.                                                     353,300
       5,000  Teva Pharmaceutical Industries Ltd.                              283,550
       9,000  Wyeth                                                            382,050
                                                                       ---------------
                                                                             2,138,380
                                                                       ---------------
              SEMICONDUCTOR EQUIPMENT &
               PRODUCTS (10.0%):
       8,100  Applied Materials, Inc. (b)                                      181,845
      15,000  Cisco Systems, Inc. (b)                                          364,350
      14,000  Intel Corp.                                                      450,800

                                                                            FAIR
   SHARES                                                                   VALUE
------------                                                           ---------------
COMMON STOCKS -- (CONTINUED)
              SEMICONDUCTOR EQUIPMENT &
                PRODUCTS -- (CONTINUED)
      25,000  Taiwan Semiconductor Manufacturing
                Co. Ltd.--ADR (b)                                      $       256,000
      12,000  Texas Instruments, Inc.                                          352,560
       6,000  VERITAS Software Corp.(b)                                        222,960
                                                                       ---------------
                                                                             1,828,515
                                                                       ---------------
              SOFTWARE (7.3%):
       5,500  Electronic Arts, Inc. (b)                                        262,790
       8,000  International Game Technology                                    285,600
       4,000  Intuit, Inc. (b)                                                 211,640
      11,000  Microsoft Corp.                                                  302,940
       8,000  Symantec Corp. (b)                                               277,200
                                                                       ---------------
                                                                             1,340,170
                                                                       ---------------
              SPECIALTY RETAIL (5.0%):
       4,000  Bed Bath & Beyond, Inc. (b)                                      173,400
       6,000  Best Buy, Inc.                                                   313,440
       7,000  Home Depot, Inc.                                                 248,430
       3,500  Lowe's Companies, Inc.                                           193,865
                                                                       ---------------
                                                                               929,135
                                                                       ---------------
              TELEVISION BROADCASTING (0.9%):
       6,000  Fox Entertainment Group, Inc. Class A (b)                $       174,900
                                                                       ---------------
              Total Common Stocks                                           18,250,586
                                                                       ---------------
INVESTMENT COMPANY (1.2%):
     215,339  Federated Prime Cash Obligations Fund                            215,339
                                                                       ---------------

Total Investments (Cost $15,820,147) (a) -- 100.1%                          18,465,925
Liabilities in excess of other assets -- (0.1)%                                 (1,507)
                                                                       ---------------
NET ASSETS -- 100.0%                                                   $    18,464,418
                                                                       ===============

----------

(a) Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

         Unrealized appreciation               $  2,831,560
         Unrealized depreciation                   (185,782)
                                               ------------
         Net Unrealized appreciation           $  2,645,778
                                               ============

(b) Represents non-income producing securities

ADR -- American Depository Receipt

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T LARGE COMPANY GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS:
  Investments, at value (cost $15,820,147)                         $    18,465,925
  Dividends receivable                                                      12,487
  Prepaid expenses                                                             566
                                                                   ---------------
     Total Assets:                                                      18,478,978
                                                                   ---------------
LIABILITIES:
   Accrued expenses and other payables:
     Investment advisory fees                                                5,151
     Administration fees                                                       699
     Other                                                                   8,710
                                                                   ---------------
       Total Liabilities:                                                   14,560
                                                                   ---------------
NET ASSETS:
  Capital                                                               17,680,756
  Net realized losses from investments                                  (1,862,116)
  Net unrealized appreciation from investments                           2,645,778
                                                                   ---------------
       Net Assets                                                  $    18,464,418
                                                                   ===============
Outstanding units of beneficial interest (shares)                        1,915,643
                                                                   ===============
Net asset value -- offering and redemption price per share         $          9.64
                                                                   ===============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T LARGE COMPANY GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
  Interest income                                                  $            63
  Dividend income                                                           94,697
                                                                   ---------------
    Total Investment Income                                                 94,760
                                                                   ---------------
EXPENSES:
  Investment advisory fees                                                  97,807
  Administration fees                                                       26,434
  Accounting fees                                                           31,697
  Custodian fees                                                             5,674
  Professional fees                                                         13,165
  Transfer agent fees                                                       10,526
  Other fees                                                                 4,700
                                                                   ---------------
  Total expenses before voluntary reductions                               190,003
  Less expenses voluntarily reduced by the Investment Advisor              (52,869)
                                                                   ---------------
    Net expenses                                                           137,134
                                                                   ---------------
   Net investment loss                                                     (42,374)
                                                                   ---------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
  Net realized losses from investments                                     (51,284)
  Change in unrealized appreciation/depreciation from investments        3,462,595
                                                                   ---------------
    Net realized/unrealized gains from investments                       3,411,311
                                                                   ---------------
    Change in net assets from operations                           $     3,368,937
                                                                   ===============


SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T LARGE COMPANY GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                          FOR THE YEAR        FOR THE YEAR
                                                                              ENDED              ENDED
                                                                        DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                        -----------------   -----------------
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
  Net investment loss                                                   $         (42,374)  $         (69,719)
  Net realized losses from investment transactions                                (51,284)         (1,799,911)
  Change in unrealized appreciation / depreciation from investments             3,462,595          (1,665,691)
                                                                        -----------------   -----------------
  Change in net assets resulting from operations                                3,368,937          (3,535,321)
                                                                        -----------------   -----------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                                   5,876,287           2,166,422
  Cost of shares redeemed                                                        (108,438)           (179,028)
                                                                        -----------------   -----------------
  Change in net assets from capital transactions                                5,767,849           1,987,394
                                                                        -----------------   -----------------
  Change in net assets                                                          9,136,786          (1,547,927)
                                                                        -----------------   -----------------
NET ASSETS:
  Beginning of Year                                                             9,327,632          10,875,559
                                                                        -----------------   -----------------
  End of Year                                                           $      18,464,418   $       9,327,632
                                                                        =================   =================
SHARE TRANSACTIONS:
  Issued                                                                          690,711             254,866
  Redeemed                                                                        (13,343)            (20,834)
                                                                        -----------------   -----------------
  Change in Shares                                                                677,368             234,032
                                                                        =================   =================

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T LARGE COMPANY GROWTH FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                                                                      FOR THE YEAR ENDED DECEMBER 31,        OCTOBER 15, 2001
                                                                    -----------------------------------          THROUGH
                                                                         2003                2002          DECEMBER 31, 2001 (a)
                                                                    ---------------     ---------------    ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $          7.53     $         10.83     $            10.00
                                                                    ---------------     ---------------     ------------------
INVESTMENT ACTIVITIES:
  Net investment loss                                                         (0.02)              (0.06)                 (0.01)
  Net realized and unrealized gains (losses) on investments                    2.13               (3.24)                  0.84
                                                                    ---------------     ---------------     ------------------
  Total from Investment Activities                                             2.11               (3.30)                  0.83
                                                                    ---------------     ---------------     ------------------
NET ASSET VALUE, END OF PERIOD                                      $          9.64     $          7.53     $            10.83
                                                                    ===============     ===============     ==================
TOTAL RETURN+                                                                 28.02%             (30.47)%                 8.30% (b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets, End of Period (000)                                   $        18,464     $         9,328     $           10,876
  Ratio of expenses to average net assets                                      1.04%               1.31%                  1.19% (c)
  Ratio of net investment loss to average net assets                          (0.32)%             (0.73)%                (0.32)%(c)
  Ratio of expenses to average net assets*                                     1.44%               1.71%                  1.59% (c)
  Portfolio turnover                                                          90.57%              93.65%                 16.20%

----------
  * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. Voluntary reductions may be stopped at any time.
  + Total return ratios are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return ratios do not reflect charges pursuant to the terms of the insurance contracts funded by separate accounts that invest in the Fund's shares.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND INCEPTION 5/1/2001

PERFORMANCE OVERVIEW  5/1/2001 - 12/31/2003

[CHART]

GROWTH OF A $10,000 INVESTMENT

                  Capital Manager Aggressive Growth VIF
                            Since Inception
-------------------------------------------------------
                          5/1/2001         10,000
                         5/31/2001          9,901
                         6/30/2001          9,658
                         7/31/2001          9,549
                         8/31/2001          9,143
                         9/30/2001          8,434
                        10/31/2001          8,602
                        11/30/2001          9,058
                        12/31/2001          9,191
                         1/31/2002          9,032
                         2/28/2002          8,874
                         3/31/2002          9,211
                         4/30/2002          8,904
                         5/31/2002          8,834
                         6/30/2002          8,309
                         7/31/2002          7,616
                         8/31/2002          7,626
                         9/30/2002          6,944
                        10/31/2002          7,306
                        11/30/2002          7,607
                        12/31/2002          7,237
                         1/31/2003          7,046
                         2/28/2003          6,875
                         3/31/2003          6,905
                         4/30/2003          7,398
                         5/31/2003          7,831
                         6/30/2003          7,902
                         7/31/2003          8,023
                         8/31/2003          8,194
                         9/30/2003          8,127
                        10/31/2003          8,581
                        11/30/2003          8,712
                        12/31/2003          9,081



                               S & P 500 Mnthly Reinv
----------------------------------------------------------------
                          5/1/2001                       $10,000
                         5/31/2001          -0.68         $9,932
                         6/30/2001          -2.43         $9,691
                         7/31/2001          -0.98         $9,596
                         8/31/2001          -6.25         $8,996
                         9/30/2001          -8.07         $8,270
                        10/31/2001           1.91         $8,428
                        11/30/2001           7.67         $9,074
                        12/31/2001           0.88         $9,154
                         1/31/2002          -1.46         $9,021
                         2/28/2002          -1.93         $8,846
                         3/31/2002           3.76         $9,179
                         4/30/2002          -6.06         $8,623
                         5/31/2002          -0.73         $8,560
                         6/30/2002          -7.12         $7,950
                         7/31/2002          -7.79         $7,331
                         8/31/2002           0.65         $7,379
                         9/30/2002         -10.86         $6,577
                        10/31/2002           8.79         $7,156
                        11/30/2002           5.88         $7,576
                        12/31/2002          -5.87         $7,132
                         1/31/2003          -2.61         $6,945
                         2/28/2003           -1.5         $6,841
                         3/31/2003           0.97         $6,908
                         4/30/2003           8.23         $7,476
                         5/31/2003           5.26         $7,869
                         6/30/2003           1.28         $7,970
                         7/31/2003           1.76         $8,110
                         8/31/2003           1.95         $8,269
                         9/30/2003          -1.06         $8,181
                        10/31/2003           5.65         $8,643
                        11/30/2003           0.88         $8,719
                        12/31/2003           5.24         $9,176

                        1 year                            28.67%
                        3 year                      N/A
                        5 year                      N/A
                        si                                -3.17%

AVERAGE ANNUAL RETURNS (INCEPTION 5/1/01)

                                        1 YEAR       SINCE INCEPTION
--------------------------------------------------------------------
BB&T Capital Manager Agg. Growth Fund    25.47%          - 3.55%
--------------------------------------------------------------------
S&P 500 Index                            28.67%           -3.17%
--------------------------------------------------------------------

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

PORTFOLIO MANAGER

DAVID ELLIS
Senior Vice President
BB&T Asset Management, Inc.


HOW DID THE FUND PERFORM?
For the 12-month period that ended December 31, 2003, the BB&T Capital Manager Aggressive Growth Variable Insurance Fund provided a total return of 25.47%. In comparison, the S&P 500 Index(1) rose 28.67%.

WHAT FACTORS CONTRIBUTED TO THE FUND'S UNDERPERFORMANCE?
The Fund didn't quite match the overall market's red-hot returns in 2003. However, we were satisfied with our absolute performance - which was far above historical norms - in light of unusual market dynamics that were in place for much of the year.

As the year started, we were coming out of a period when risk in the equity markets couldn't be effectively priced and, consequently, investors fled from risk and stayed away from stocks; this was at least partly the reason the equity markets fell so sharply from 2000 through 2002. In that environment, higher-quality companies did relatively well, as did our Fund, which has a strong quality bias.

In the first calendar quarter of 2003, the downward trend continued, though less dramatically. But as economic indicators began to rise - economic growth was actually quite a bit stronger than expected - and the war in Iraq was resolved fairly quickly, investors began to return to stocks. But the main rush was not into high-quality stocks, but into companies with weak fundamentals and which, in many cases, had seemed on the verge of failure in the not-so-distant past.

Our Fund, an asset-allocation portfolio that owns shares of other BB&T equity funds, follows an investment approach that shies away from high-risk, low-quality stocks. As a result, we didn't own many of the names that shot up in value during what some observers have called the "junk rally," which drove the market for much of 2003.

As of December 31, 2003, the portfolio's five largest allocations in underlying BB&T portfolios were the Large Company Value Fund (30.7% of the portfolio's assets), the Large Company Growth Fund (20.1%), the International Equity Fund (15.0%), the Equity Index Fund (12.6%) and the Mid Cap Value Fund (6.9%).(2)

WHAT IS YOUR OUTLOOK FOR 2004?
Going forward, we believe investors will make a greater distinction between the risk inherent in low-quality stocks and the potential strength of high-quality securities. In other words, we have seen in recent months a return to the belief that "quality matters." Companies that will be able to really separate themselves from the pack will be those with solid fundamentals, unit-volume growth, rising profitability, reasonable debt levels and competitive market positions. These are the companies whose stocks are owned by our underlying portfolios, and we feel that their positive performance in the months to come will benefit our shareholders.

We're particularly optimistic that our allocation to international stocks could prove to be productive. Foreign stocks have been doing well recently, and the falling value of the U.S. dollar benefits American investors when foreign stock prices are converted into dollars.

(1) THE PERFORMANCE OF THE BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF FEES FOR THESE SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

(2) THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE.

BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                                                                            FAIR
   SHARES                                                                   VALUE
------------                                                           ---------------
INVESTMENT COMPANIES (100.0%):
     346,632  BB&T Equity Index Fund Class A                           $     2,596,271
     380,911  BB&T International Equity Fund
               Institutional Class                                           3,081,572
     484,613  BB&T Large Company Growth Fund
               Institutional Class (b)                                       4,143,438
     375,565  BB&T Large Company Value Fund
               Institutional Class                                           6,320,752
      84,618  BB&T Mid Cap Growth Fund Institutional Class (b)                 946,028
      97,615  BB&T Mid Cap Value Fund Institutional Class                    1,414,437
      47,263  BB&T Small Company Growth Fund
               Institutional Class (b)                                         605,443
      71,848  BB&T Small Company Value Fund
               Institutional Class                                             913,901
     590,861  BB&T U.S. Treasury Money Market Fund
               Institutional Class                                             590,861
                                                                       ---------------
              Total Investment Companies                                    20,612,703
                                                                       ---------------

Total Investments in Affiliates (Cost $21,366,702) (a) -- 100.0%            20,612,703
Liabilities in excess of other assets -- 0.0%                                   (6,604)
                                                                       ---------------
NET ASSETS -- 100.0%                                                   $    20,606,099
                                                                       ===============

----------

(a) Represents cost for financial reporting purposes, is substantially the same for federal income tax purposes, and differs from fair value by net unrealized appreciation/depreciation of securities as follows:

         Unrealized appreciation               $  145,659
         Unrealized depreciation                 (899,658)
                                               ----------
         Net unrealized depreciation           $ (753,999)
                                               ==========

(b) Represents non-income producing securities.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS:
  Investments in affiliates, at value (cost $21,366,702)           $    20,612,703
  Dividends receivable                                                      42,252
  Prepaid expenses                                                             725
                                                                   ---------------
      Total Assets                                                      20,655,680
                                                                   ---------------
LIABILITIES:
  Dividends payable                                                         36,362
  Accrued expenses and other payables:
    Investment advisory fees                                                 2,700
    Administration fees                                                        274
    Other                                                                   10,245
                                                                   ---------------
      Total Liabilities                                                     49,581
                                                                   ---------------
NET ASSETS:
  Capital                                                               21,828,702
  Net realized losses from investments with affiliates                    (468,604)
  Net unrealized depreciation on investments with affiliates              (753,999)
                                                                   ---------------
      Net Assets                                                   $    20,606,099
                                                                   ===============
Outstanding units of beneficial interest (shares)                        2,292,239
                                                                   ===============
Net asset value -- offering and redemption price per share         $          8.99
                                                                   ===============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
  Dividend income from affiliates                                  $       161,857
                                                                   ---------------

EXPENSES:
  Investment advisory fees                                                  41,838
  Administration fees                                                       11,715
  Accounting fees                                                           16,762
  Custodian fees                                                             4,956
  Professional fees                                                         19,132
  Transfer agent fees                                                       10,296
  Other                                                                      6,409
                                                                   ---------------
  Total expenses before voluntary reductions                               111,108
  Less expenses voluntarily reduced by Investment Advisor                  (16,735)
                                                                   ---------------
    Net expenses                                                            94,373
                                                                   ---------------
  Net investment income                                                     67,484
                                                                   ---------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
  Net realized losses on investments with affiliates                      (318,585)
  Net realized gain distributions from affiliates                            8,678
  Change in unrealized appreciation/depreciation from investments
    with affiliates                                                      4,215,091
                                                                   ---------------
    Net realized/unrealized gains from investments with affiliates       3,905,184
                                                                   ---------------
    Change in net assets resulting from operations                 $     3,972,668
                                                                   ===============

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR        FOR THE YEAR
                                                                              ENDED              ENDED
                                                                        DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                        -----------------   -----------------
FROM INVESTMENT ACTIVITIES:

OPERATIONS:
  Net investment income                                                 $          67,484   $          24,138
  Net realized losses from investments with affiliates                           (318,585)           (153,225)
  Net realized gain distributions from affiliates                                   8,678                  --
  Change in unrealized appreciation/depreciation from investments
    with affiliates                                                             4,215,091          (3,683,635)
                                                                        -----------------   -----------------
  Change in assets resulting from operations                                    3,972,668          (3,812,722)
                                                                        -----------------   -----------------
DIVIDENDS TO SHAREHOLDERS:
  Net investment income                                                           (67,484)            (24,138)
  Net realized gains from investment                                                   --            (214,776)
                                                                        -----------------   -----------------
  Change in net assets from shareholder dividends                                 (67,484)           (238,914)
                                                                        -----------------   -----------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                                   2,406,161           3,227,301
  Dividends reinvested                                                             55,259             222,255
  Cost of shares redeemed                                                        (564,112)           (889,438)
                                                                        -----------------   -----------------
  Change in net assets from capital transactions                                1,897,308           2,560,118
                                                                        -----------------   -----------------
  Change in net assets                                                          5,802,492          (1,491,518)
                                                                        -----------------   -----------------
NET ASSETS:
  Beginning of Year                                                            14,803,607          16,295,125
                                                                        -----------------   -----------------
  End of Year                                                           $      20,606,099   $      14,803,607
                                                                        =================   =================
SHARE TRANSACTIONS:
  Issued                                                                          302,132             384,258
  Reinvested                                                                        7,221              29,752
  Redeemed                                                                        (75,579)           (112,279)
                                                                        -----------------   -----------------
  Change in shares                                                                233,774             301,731
                                                                        =================   =================

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T CAPITAL MANAGER AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                                                                      FOR THE YEAR ENDED DECEMBER 31,          MAY 1, 2001
                                                                    -----------------------------------          THROUGH
                                                                         2003                2002          DECEMBER 31, 2001 (a)
                                                                    ---------------     ---------------    ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $          7.19     $          9.28     $            10.00
                                                                    ---------------     ---------------     ------------------
INVESTMENT ACTIVITIES:
  Net investment income                                                        0.03                0.01                   0.01
  Net realized and unrealized gains (losses) from investments                  1.80               (1.98)                 (0.72)
                                                                    ---------------     ---------------     ------------------
  Total investment activities                                                  1.83               (1.97)                 (0.71)
                                                                    ---------------     ---------------     ------------------

DIVIDENDS:
  Net investment income                                                       (0.03)              (0.01)                 (0.01)
  Net realized gains                                                             --               (0.11)                    --
                                                                    ---------------     ---------------     ------------------
  Total Dividends                                                             (0.03)              (0.12)                 (0.01)
                                                                    ---------------     ---------------     ------------------
NET ASSET VALUE, END OF PERIOD                                      $          8.99     $          7.19     $             9.28
                                                                    ===============     ===============     ==================
TOTAL RETURN+                                                                 25.47%             (21.25)%                (7.08)%(b)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, End of Period (000)                                   $        20,606     $        14,804     $           16,295
  Ratio of expenses to average net assets                                      0.56%               0.64%                  0.54% (c)
  Ratio of net investment income to average net assets                         0.40%               0.15%                  0.18% (c)
  Ratio of expenses to average net assets*++                                   0.66%               0.74%                  0.63% (c)
  Portfolio turnover rate                                                     10.06%               3.47%                  9.18%

----------
  * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. Voluntary reductions may be stopped at any time.
  + Total return ratios are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return ratios do not reflect charges pursuant to the terms of the insurance contracts funded by separate accounts that invest in the Fund's shares.
 ++ The expense ratios exclude the impact of fees/expenses paid indirectly at the underlying fund level.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.

SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

BB&T VARIABLE INSURANCE FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION:
   The Variable Insurance Funds (the "Trust") were organized on July 20, 1994, and are registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company established as a Massachusetts business trust.

   The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust presently offers shares of the BB&T Growth and Income Fund, the BB&T Capital Manager Aggressive Growth Fund, the BB&T Large Company Growth Fund and the BB&T Capital Appreciation Fund (referred to individually as a "Fund" and collectively as the "Funds"). Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES:
   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The BB&T Capital Manager Aggressive Growth Fund seeks its investment objective of capital appreciation by investing solely in a diversified portfolio of mutual funds (the "Underlying Funds"). The Fund purchases shares of the Underlying Funds at net asset value and without sales charge.

   SECURITIES VALUATION--Exchange listed securities are valued at the closing sales price on the exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. For Nasdaq traded securities, fair value may also be determined on the basis of the Nasdaq Official Closing Price ("NOCP") instead of the last reported sales price. Unlisted securities are valued at their latest bid quotation in their principal market. If no such bid price is available, then such securities are valued in good faith at their respective fair values using methods determined by or under the supervision of the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Investments in the BB&T Capital Manager Aggressive Growth Fund are valued at their net asset value as reported by the Underlying Funds.

   SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for no later than one day after trade date. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   REPURCHASE AGREEMENTS--The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that BB&T Asset Management, Inc. ("BB&T") deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price, including accrued interest. Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

   DIVIDENDS AND DISTRIBUTIONS--Dividends from net investment income are declared and paid quarterly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

   The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

   FEDERAL INCOME TAXES--It is the Funds' policy to continue to comply with the requirement of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld.

   OTHER--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated to the Funds of the Trust based on their relative net assets or another appropriate method.

3. PURCHASES AND SALES OF SECURITIES:
   Purchases and sales of securities (excluding short-term securities) for the fiscal year ended December 31, 2003 are as follows:

                                                     PURCHASES         SALES
                                                   -------------   -------------
   BB&T Growth and Income Fund                     $  23,349,381   $  10,139,174
   BB&T Capital Appreciation Fund                     24,926,105      18,188,467
   BB&T Large Company Growth Fund                     17,665,095      11,697,300
   BB&T Capital Manager Aggressive
     Growth Fund                                       3,498,630       1,625,462

4. RELATED PARTY TRANSACTIONS:
   Investment advisory services are provided to the Funds by BB&T. Under the terms of the investment advisory agreement, BB&T is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis.

   Information regarding these transactions is as follows for the fiscal year ended December 31, 2003:

                                                  ANNUAL FEE RATE
                                                  ---------------
   BB&T Growth and Income Fund                         0.74%
   BB&T Capital Appreciation Fund                      0.74%
   BB&T Large Company Growth Fund                      0.74%
   BB&T Capital Manager Aggressive Growth Fund         0.25%

   BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain trustees and officers of the Trust are affiliated, serves the Trust as distributor. Such officers and trustees are paid no fees directly by the Trust for serving as officers of the Trust. BISYS Ohio serves the Funds as administrator, fund accountant, and transfer agent. BISYS Ohio receives compensation for providing administration, fund accounting, and transfer agency services at fees computed daily as a percentage of the average net assets of the Funds. These fees are accrued daily and payable on a monthly basis.

   Information regarding these transactions is as follows for the fiscal year ended December 31, 2003:

                                                  ANNUAL FEE RATE
                                                  ---------------
   BB&T Growth and Income Fund                         0.20%
   BB&T Capital Appreciation Fund                      0.20%
   BB&T Large Company Growth Fund                      0.20%
   BB&T Capital Manager Aggressive Growth Fund         0.07%

   The Trust has adopted a Variable Contract Owner Servicing Plan (the "Service Plan") under which the Funds may pay a fee computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund. A servicing agent may periodically waive all or a portion of its servicing fees. For the year ended December 31, 2003 the Funds did not participate in any service plans.

5. FEDERAL TAX INFORMATION:
   At December 31, 2003, the following Funds had net realized loss carryforwards to offset future net realized gains, if any, to the extent provided by the Treasury regulation:

                                                            AMOUNT       EXPIRES
                                                         ------------    -------
BB&T Growth and Income Fund                              $  2,260,966      2009
BB&T Growth and Income Fund                                 3,680,446      2010
BB&T Growth and Income Fund                                 1,449,740      2011
BB&T Capital Appreciation Fund                                121,878      2009
BB&T Capital Appreciation Fund                              1,706,541      2010
BB&T Large Company Growth Fund                                 10,921      2009
BB&T Large Company Growth Fund                              1,749,506      2010
BB&T Large Company Growth Fund                                 69,106      2011
BB&T Capital Manager Aggressive
  Growth Fund                                                 121,092      2010
BB&T Capital Manager Aggressive
  Growth Fund                                                 338,725      2011

   The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2003, were as follows:

                                                                 DISTRIBUTIONS PAID FROM
                                                               ----------------------------
                                                     NET           TOTAL            TAX          TAX          TOTAL
                                    ORDINARY      LONG-TERM       TAXABLE         EXEMPT      RETURN OF   DISTRIBUTIONS
                                     INCOME         GAINS      DISTRIBUTIONS   DISTRIBUTIOS    CAPITAL        PAID
                                   -----------    ---------    -------------   ------------   ---------   -------------
   BB&T Growth and
     Income Fund                   $ 1,278,627       $ --       $ 1,278,627         $ --       $ 11,320    $ 1,289,947
   BB&T Capital Manager
     Aggressive Growth Fund             55,260         --            55,260           --             --         55,260

   The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2002, were as follows:

                                                                 DISTRIBUTIONS PAID FROM
                                                               ----------------------------
                                                     NET           TOTAL            TAX          TAX          TOTAL
                                    ORDINARY      LONG-TERM       TAXABLE         EXEMPT      RETURN OF   DISTRIBUTIONS
                                     INCOME         GAINS      DISTRIBUTIONS   DISTRIBUTIOS    CAPITAL        PAID
                                   -----------    ---------    -------------   ------------   ---------   -------------
   BB&T Growth and
     Income Fund                   $ 1,057,349    $      --     $ 1,057,349         $ --       $ --        $ 1,057,349
   BB&T Capital Manager
     Aggressive Growth Fund              7,481      214,776         222,257           --         --            222,257

   Total Distributions paid differ from the Statement of Changes in Net Assets because dividends are recognized when paid for tax purposes.

   As of December 31, 2003, the components of accumulated earnings (deficit) on a tax basis was as follows:

                             UNDISTRIBUTED   UNDISTRIBUTED                                                               TOTAL
                               ORDINARY        LONG TERM                               ACCUMULATED     UNREALIZED     ACCUMULATED
                              INCOME/TAX        CAPITAL     ACCUMULATED   DIVIDENDS    CAPITAL AND    APPRECIATION     EARNINGS
                             EXEMPT INCOME  GAINS (LOSSES)   EARNINGS      PAYABLE    OTHER LOSSES   (DEPRECIATION)    (DEFICIT)
                             -------------  --------------  -----------  ----------   -------------  --------------  ------------
   BB&T Growth and
     Income Fund               $ 419,636        $ --        $ 419,636    $ (419,636)  $ (7,450,088)   $ 9,878,895    $  2,428,807
   BB&T Capital
     Appreciation Fund               --           --               --            --     (1,828,419)     5,506,633       3,678,214
   BB&T Large Company
     Growth Fund                     --           --               --            --     (1,829,533)     2,613,195         783,662
   BB&T Capital Manager
     Aggressive Growth Fund      36,362           --           36,362       (36,362)      (460,072)      (762,531)     (1,222,604)

   Under current tax law, capital losses realized after October 31 of a Fund's fiscal year may be deferred and treated as occuring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October Capital, which will be treated as arising on the first business day of the fiscal year ending December 31, 2004:

                                                                                                                     POST-OCTOBER
                                                                                                                        LOSSES
                                                                                                                     ------------
   BB&T Growth and Income Fund                                                                                         $ 58,936
   BB&T Capital Manager Aggressive Growth Fund                                                                              255

6. OTHER FEDERAL TAX INFORMATION (UNAUDITED)
   For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2003 qualify for the corporate dividends received deduction for the following Funds:

                                                                                                                       DIVIDEND
                                                                                                                       RECEIVED
                                                                                                                       DEDUCTION
                                                                                                                       ---------
   BB&T Growth and Income Fund                                                                                            100%
   BB&T Capital Manager Aggressive Growth Fund                                                                            100%

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of BB&T Variable Insurance Funds:

We have audited the accompanying statements of assets and liabilities of BB&T Variable Insurance Funds - BB&T Growth and Income Fund, BB&T Capital Appreciation Fund, BB&T Large Company Growth Fund and BB&T Capital Manager Aggressive Growth Fund (collectively, the Funds), including the schedules of portfolio investments, as of December 31, 2003, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods presented in the two year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for the periods ended December 31, 2001 and prior were audited by other auditors whose report thereon dated February 15, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds as of December 31, 2003, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each of the periods presented in the two year period then ended, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP

Columbus, Ohio
February 13, 2004

Overall Responsibility for management of the Funds rests with its Board of Trustees who are elected by the Shareholders of the Funds. The Trustees elect the officers of the Funds to actively supervise its day-to-day operations. The names of the Trustees, their addresses, ages, length of tenure, principal occupations during the past five years, number of portfolios overseen and directorships held outside of the Funds are set forth below.

TRUSTEES AND OFFICERS OF THE TRUST

                                                                                          NUMBER OF
                              POSITION(S)                                                PORTFOLIOS IN
                               HELD WITH    TERM OF OFFICE                                FUND COMPLEX
    NAME, ADDRESS, AND         THE BB&T      AND LENGTH OF    PRINCIPAL OCCUPATION(S)     OVERSEEN BY      OTHER TRUSTEESHIPS
       DATE OF BIRTH              VIF         TIME SERVED       DURING PAST 5 YEARS         TRUSTEE         HELD BY TRUSTEE*
---------------------------   -----------   ---------------   ------------------------   -------------   -----------------------
NON-INTERESTED TRUSTEES

James H. Woodward               Trustee     Indefinite        Chancellor, University          63         J.A. Jones,Inc.
University of North                         4/97 to present   of North Carolina at
  Carolina at Charlotte                                       Charlotte--7/89 to
9201 University City Blvd.                                    present
Charlotte, NC 28223
Date of Birth: 11/24/1939

Michael Van Buskirk             Trustee     Indefinite        Chief Executive Officer,        25         Coventry Group
3435 Stelzer Road                           4/97 to present   Ohio Bankers Assoc.
Columbus, OH 43219                                            (industry trade
Date of Birth: 2/22/1947                                      association)--5/91 to
                                                              present

INTERESTED TRUSTEE

Walter B. Grimm(1)              Trustee     Indefinite        Employee of BISYS               25         American Performance
3435 Stelzer Road                           4/97 to present   Fund Services--6/92 to
Columbus, OH 43219                                            present                                    Coventry Group
Date of Birth: 6/3/1945
                                                                                                         Legacy Funds Group

                                                                                                         Performance Funds Trust

                                                                                                         United American Cash
                                                                                                         Reserves

----------
*   Not reflected in prior column.

(1) Mr. Grimm has been deemed to be an "interested person," as defined by the Investment Company Act of 1940 Act, because of his employment with BISYS Fund Services.

EXECUTIVE OFFICERS

                                                               TERM OF OFFICE
   NAME, ADDRESS, AND                                           AND LENGTH OF             PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH            POSITION(S) HELD WITH FUND         TIME SERVED                DURING PAST 5 YEARS
-------------------------   ------------------------------   ----------------------   -------------------------------
Walter B. Grimm             President and Chairman of the    Indefinite               Employee of BISYS Fund
3435 Stelzer Road           Board                            4/97 to present          Services (6/92 to present)
Columbus, OH 43219
Date of Birth: 6/3/1945

Charles L. Booth            Vice President and               Indefinite               Employee of BISYS Fund
3435 Stelzer Road           Assistant Secretary              4/99 to present          Services (4/91 to present)
Columbus, OH 43219
Date of Birth: 4/4/1960

Alaina Metz                 Secretary                        Indefinite               Employee of BISYS Fund
3435 Stelzer Road                                            4/97 to present          Services (6/95 to present)
Columbus, OH 43219
Date of Birth: 4/4/1967

Adam S. Ness                Treasurer                        Indefinite               Employee of BISYS Fund
3435 Stelzer Road                                            5/03 to present          Services (6/98 to present)
Columbus, OH 43219
Date of Birth: 10/14/1972

Chris Sabato                Assistant Treasurer              Indefinite               Employee of BISYS Fund
3435 Stelzer Road                                            5/03 to present          Services (2/93 to present)
Columbus, OH 43219
Date of Birth: 12/15/1968

The officers of the Trust are interested person (as defined in the 1940 Act) and receive no compensation directly from the Funds for performing the duties of their offices.

The Statement of Additional Information contains more information about the Funds and can be obtained free of charge by calling 1-800-862-6668.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
     THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11 (a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

             (2) If the registrant provides the disclosure required by paragraph
             (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

             (3) If the registrant provides the disclosure required by paragraph
             (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) Registrant's Board of Trustees has determined that during the fiscal year ended December 31, 2003, its Audit Committee did not have any member that qualified as an "audit committee financial expert" as defined under rules adopted by the Securities and Exchange Commission. Upon careful review of the background and qualifications of each member of the Audit Committee, the Board is satisfied that each Audit Committee member has sufficient knowledge, experience, and skills to perform the functions required of him under the Funds' Audit Committee Charter adopted by the Board of Trustees and to carry out such functions with the duty of care required of such member. In addition, the Board of Trustees notes that the Audit Committee Charter provides that the Audit Committee members are authorized to retain, at Registrant's expense, special counsel and such other experts or consultants as may be necessary to assist the Committee in discharging its responsibilities.

In addition, at a meeting held on March 3, 2004, the Board of Trustees nominated and appointed a new member of the Board of Trustees, Maurice G. Stark, appointed Mr. Stark as a member of the Registrant's Audit Committee, and determined that Mr. Stark is an audit committee financial expert and is "independent" for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) AUDIT FEES: the aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP for the audit of the Funds' annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

         Audit Fees.
         For the fiscal years ended December 31, 2003 and December 31, 2002, Audit Fees for the Trust totaled approximately $34,000 and $32,000, respectively.

         (b) AUDIT-RELATED FEES: the aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG LLP that are reasonably related to the performance of the audit of the Funds' financial statements and are not reported under Item 1 were as follows:

         Audit-Related Fees.
         For the fiscal years ended December 31, 2003 and December 31, 2002, Audit-Related Fees for the Trust totaled approximately $4,200 and $4,000, respectively, which were related to the review of the annual N-1A filing.

         (c) TAX FEES: the aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG LLP for tax compliance, tax advice, and tax planning were as follows:

         Tax Fees.
         For the fiscal years ended December 31, 2003 and December 31, 2002, Tax Fees for the Trust including tax compliance, tax advice and tax planning, totaled approximately $8,000 and $8,896, respectively.

         (d) ALL OTHER FEES: the aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG LLP to the Funds, other than the services reported in Items 1 through 3.

         All Other Fees.
         For the fiscal years ended December 31, 2003 and December 31, 2002, Other Fees billed to the Trust totaled approximately $0 and $0, respectively.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Except as permitted by Rule 2-01(c)(7)(i)(C) of Regulation S-X, the Trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

None of the services summarized in (a)-(d), above, were approved by the Audit Committee pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

      (f) The percentage of hours expended on KPMG LLP engagement to audit the Funds' financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

NOT APPLICABLE

      (g) The aggregate non-audit fees billed by the registrant's KPMG LLP for services rendered to the Funds, and rendered to the Funds investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Funds for each of the last two fiscal years of the registrant were as follows:

      For the fiscal years ended December 31, 2003 and December 31, 2002, Non-Audit Fees billed to the Trust for services provided to the Trust and any of the Trust's investment advisers and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust for each of the last two fiscal years of the Trust, totaled approximately $12,200 and $12,896, respectively.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S SECOND FISCAL HALF-YEAR THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE. [IF AN OPEN-END FUND OR IF THE CLOSED END FUND HAS NONE TO REPORT.]

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 VARIABLE INSURANCE FUNDS
            --------------------------------------------------------------------

By (Signature and Title) /s/ Adam S. Ness
                         -----------------------------------------------
                                   Adam S. Ness, Treasurer

Date     03/10/2004
    ---------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Adam S. Ness
                         -------------------------------------------------------
                                   Adam S. Ness, Treasurer

Date     03/10/2004
    ---------------------------------------

By (Signature and Title)   /s/ Walter B. Grimm
                         -------------------------------------------------------
                                     Walter B. Grimm, President

Date     03/10/2004
    ----------------------------------------